UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

 /s/       John B. Cooper     Armonk, NY     November 8, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $49,740 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPS ETF TR                    ALERIAN MLP      00162q866      351    21200 SH       SOLE                    21200        0        0
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156      244    18111 SH       SOLE                    18111        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     2882    87885 SH       SOLE                    87885        0        0
APACHE CORP                    COM              037411105     1690    19550 SH       SOLE                    19550        0        0
BARRICK GOLD CORP              COM              067901108     2852    68300 SH       SOLE                    68300        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     2185   115800 SH       SOLE                   115800        0        0
CONOCOPHILLIPS                 COM              20825c104     2721    47584 SH       SOLE                    47584        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1183    19560 SH       SOLE                    19560        0        0
INTEL CORP                     COM              458140100     2631   116115 SH       SOLE                   116115        0        0
ISHARES INC                    MSCI TAIWAN      464286731      457    34150 SH       SOLE                    34150        0        0
ISHARES TR                     S&P 500 VALUE    464287408      658    10000 SH       SOLE                    10000        0        0
KINDER MORGAN INC DEL          COM              49456b101      446    12560 SH       SOLE                    12560        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456b119       67    19200 SH       SOLE                    19200        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060u100     5611   104510 SH       SOLE                   104510        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060u589      732    29600 SH       SOLE                    29600        0        0
MEDTRONIC INC                  COM              585055106     1494    34650 SH       SOLE                    34650        0        0
MERCK & CO INC NEW             COM              58933y105     3467    76885 SH       SOLE                    76885        0        0
MICROSOFT CORP                 COM              594918104     3112   104585 SH       SOLE                   104585        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103      744    53050 SH       SOLE                    53050        0        0
NEWS CORP                      CL B             65248e203      537    21650 SH       SOLE                    21650        0        0
PFIZER INC                     COM              717081103     1517    61027 SH       SOLE                    61027        0        0
PHILLIPS 66                    COM              718546104     1031    22242 SH       SOLE                    22242        0        0
PROSHARES TR                   PSHS SH MSCI EMR 74347r396      218     7500 SH       SOLE                     7500        0        0
ROWAN COMPANIES PLC            SHS CL A         G7665A101      253     7500 SH       SOLE                     7500        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     4505    61350 SH       SOLE                    61350        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605     2592   166250 SH       SOLE                   166250        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369y803      216     7000 SH       SOLE                     7000        0        0
SPDR SERIES TRUST              S&P OILGAS EXP   78464a730      583    10475 SH       SOLE                    10475        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      237     9250 SH       SOLE                     9250        0        0
TRANSCANADA CORP               COM              89353d107      569    12500 SH       SOLE                    12500        0        0
UNITEDHEALTH GROUP INC         COM              91324p102     1474    26600 SH       SOLE                    26600        0        0
VALERO ENERGY CORP NEW         COM              91913y100     2058    64950 SH       SOLE                    64950        0        0
WISDOMTREE TRUST               JP TOTAL DIVID   97717w851      423    13380 SH       SOLE                    13380        0        0